RENT OBLIGATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
RENT OBLIGATION [Abstract]
Schedule of Rent Obligation
2015	$27,750
2016	$38,000
2017	$39,000
2018	$3,600
2019	$-

2015	$37,000
2016	$38,000
2017	$39,000
2018	$3,000